Putnam VT High Yield Fund
The fund's portfolio
9/30/19 (Unaudited)

CORPORATE BONDS AND NOTES (84.9%)(a)
		Principal amount	Value
Advertising and marketing services (0.2%)
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		$145,000	$149,531
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		140,000	144,200

			293,731
Automotive (0.4%)
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		720,000	730,800

			730,800
Broadcasting (3.2%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		210,000	218,789
Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. notes 9.25%, 2/15/24		191,000	209,844
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		400,000	415,000
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		580,000	601,750
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		330,000	344,850
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		370,000	382,950
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		630,000	692,181
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		168,141	181,592
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		337,569	364,676
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		645,000	671,348
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		125,000	130,938
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		170,000	174,888
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		660,000	682,275
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		355,000	354,113
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		465,000	451,910

			5,877,104
Building materials (1.3%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		100,000	104,750
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		235,000	242,050
Installed Building Products, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/28		60,000	61,875
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		320,000	316,800
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		135,000	135,510
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		125,000	130,313
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		255,000	267,357
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		335,000	345,050
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		320,000	331,296
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		30,000	31,010
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		495,000	423,225

			2,389,236
Cable television (5.9%)
Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		239,000	244,079
Altice Luxembourg SA 144A sr. unsec. notes 10.50%, 5/15/27 (Luxembourg)		345,000	388,815
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		75,000	77,156
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		440,000	460,856
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		1,880,000	2,002,200
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		595,000	628,915
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		380,000	392,825
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		1,085,000	1,166,375
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		180,000	193,950
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		265,000	276,957
CSC Holdings, LLC 144A sr. unsec. notes 7.75%, 7/15/25		255,000	274,176
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.875%, 10/15/25		200,000	226,490
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		635,000	715,105
CSC Holdings, LLC 144A sr. unsec. unsub. notes 5.125%, 12/15/21		560,000	560,112
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		1,020,000	1,011,075
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		110,000	119,625
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		480,000	505,800
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		325,000	343,688
Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 5.75%, 1/15/25 (United Kingdom)		540,000	556,200
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		400,000	417,500
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		195,000	203,229

			10,765,128
Capital goods (6.9%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		535,000	549,044
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		230,000	242,650
ARD Securities Finance SARL 144A sr. notes 8.75%, 1/31/23 (Luxembourg)(PIK)		227,837	234,672
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		325,000	327,031
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)		285,000	297,996
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)		325,000	329,063
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		395,000	408,183
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27		150,000	155,250
Berry Global, Inc. 144A notes 4.50%, 2/15/26		110,000	108,488
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		150,000	162,930
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		360,000	358,506
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		560,000	563,500
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		380,000	388,550
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		125,000	132,500
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		215,000	224,406
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		220,000	230,175
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		305,000	370,575
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)		325,000	360,344
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		525,000	559,545
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		695,000	731,488
MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23		240,000	243,600
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		205,000	212,944
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		60,000	63,150
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		310,000	313,875
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		220,000	210,100
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		350,000	359,590
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		725,000	746,968
Staples, Inc. 144A sr. unsec. notes 10.75%, 4/15/27		440,000	452,100
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		660,000	702,075
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		295,000	306,800
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		200,000	187,500
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		70,000	72,625
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		720,000	757,800
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		520,000	558,350
Trivium Packaging Finance BV 144A company guaranty sr. notes 5.50%, 8/15/26 (Netherlands)		235,000	247,032
Trivium Packaging Finance BV 144A company guaranty sr. unsec. notes 8.50%, 8/15/27 (Netherlands)		210,000	227,063
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		180,000	173,475
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		140,000	125,650

			12,695,593
Chemicals (3.6%)
Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)		310,000	307,675
Atotech Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		400,000	402,000
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		235,000	242,638
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		425,000	416,500
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		215,000	185,444
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		345,000	325,163
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		670,000	661,625
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		850,000	867,000
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		455,000	450,450
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		255,000	265,838
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		435,000	448,050
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		640,000	640,800
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		390,000	414,548
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		390,000	413,032
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		165,000	156,049
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		330,000	355,575

			6,552,387
Commercial and consumer services (1.6%)
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		325,000	333,125
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		430,000	449,888
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		165,000	183,563
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		500,000	542,500
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		95,000	100,225
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		230,000	237,756
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		485,000	495,306
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		145,000	155,511
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		460,000	469,200

			2,967,074
Construction (2.4%)
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		175,000	180,688
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		125,000	126,250
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		385,000	377,242
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		515,000	535,130
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		313,000	325,520
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		235,000	253,213
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		615,000	631,298
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		200,000	205,750
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		255,000	255,000
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		200,000	207,500
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		435,000	427,931
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		420,000	436,279
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		384,000	399,360

			4,361,161
Consumer (0.3%)
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		300,000	311,325
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		150,000	152,625

			463,950
Consumer staples (4.9%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		510,000	525,938
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		240,000	240,000
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		55,000	55,275
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		370,000	380,767
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		280,000	311,500
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		460,000	476,100
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		200,000	205,750
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		480,000	453,600
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		30,000	33,426
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		115,000	123,181
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		375,000	217,500
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		150,000	157,688
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		475,000	495,188
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		600,000	610,500
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		480,000	494,544
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		405,000	428,693
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		405,000	420,188
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		240,000	249,900
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		490,000	513,275
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		120,000	126,288
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		325,000	337,188
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		340,000	345,933
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		440,000	477,972
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29		170,000	188,275
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		295,000	308,640
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		230,000	242,650
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		570,000	452,210
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		150,000	154,899

			9,027,068
Energy (9.0%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		605,000	636,018
Aker BP ASA 144A sr. unsec. notes 4.75%, 6/15/24 (Norway)		160,000	167,120
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A sr. unsec. notes 5.75%, 1/15/28		190,000	157,700
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		155,000	134,075
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		130,000	125,450
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		275,000	241,656
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		350,000	347,375
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		354,000	353,894
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		85,000	70,975
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		165,000	151,800
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		186,000	92,070
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		265,000	323,631
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		350,000	389,421
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		450,000	492,469
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		155,000	105,431
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		305,000	220,363
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		200,000	153,000
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26		140,000	117,011
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		610,000	488,000
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		385,000	405,213
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		289,000	268,048
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		735,000	767,017
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		595,000	629,213
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24		295,000	327,939
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		685,000	647,325
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26 (In default)(NON)		200,000	150,000
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		635,000	663,575
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		635,000	660,400
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		355,000	319,944
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		80,000	77,200
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		285,000	275,025
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		455,000	464,100
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		575,000	425,500
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		50,000	41,125
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		5,000	5,325
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		160,000	129,600
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		150,000	97,500
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		200,000	144,000
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		410,000	373,100
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		105,000	97,913
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		100,000	81,000
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		450,000	415,125
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22		570,000	578,556
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24		125,000	70,625
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		235,000	160,094
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		345,000	35
Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)		770,000	77
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		130,000	112,125
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		360,000	323,100
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		12,000	11,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		260,000	254,124
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		215,000	217,430
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		95,000	103,794
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27		155,000	169,119
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		226,950	230,354
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		170,000	176,800
Transocean Sentry Ltd. 144A company guaranty sr. notes 5.375%, 5/15/23 (Cayman Islands)		255,000	254,681
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		170,000	119,850
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		13,000	13,358
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		495,000	513,563
USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 9/1/27		95,000	98,088
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		150,000	80,280
Valaris PLC sr. unsec. sub. notes 8.00%, 1/31/24 (United Kingdom)		70,000	46,179
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		255,000	286,875
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		215,000	220,375
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		275,000	276,375

			16,550,003
Entertainment (1.9%)
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		200,000	181,000
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		220,000	199,650
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		420,000	400,323
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		85,000	86,063
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		160,000	162,200
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		830,000	695,125
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		290,000	300,451
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		325,000	345,719
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		780,000	831,659
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		330,000	341,550

			3,543,740
Financials (8.7%)
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		275,000	280,844
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		1,260,000	1,741,950
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		180,000	201,604
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		360,000	476,356
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		215,000	235,425
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		270,000	300,375
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		440,000	468,600
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		220,000	239,800
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		55,000	58,267
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	229,950
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		335,000	360,058
Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23		265,000	274,938
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26		155,000	165,850
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		500,000	529,375
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		150,000	202,163
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		270,000	279,180
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		205,000	221,765
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		295,000	270,663
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		270,000	248,400
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		295,000	325,494
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		245,000	269,466
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		280,000	291,200
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		410,000	421,152
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		300,000	312,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		290,000	297,540
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 6.25%, 5/15/26		280,000	293,650
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 9/15/24		180,000	179,820
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		390,000	396,856
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		45,000	45,956
Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)	GBP	115,000	249,066
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		$328,000	351,649
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		630,000	655,200
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)		205,000	224,731
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		150,000	155,625
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		315,000	335,081
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		300,000	312,375
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		505,000	491,113
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		675,000	930,656
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		160,000	177,492
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		255,000	274,202
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		330,000	363,619
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		420,000	434,406
Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20 (In default)(NON)		536,000	255,940
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		155,000	168,175
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		340,000	314,500
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		430,000	436,441
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25		160,000	135,800

			15,884,768
Forest products and packaging (2.0%)
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		695,000	718,456
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		175,000	179,804
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		580,000	548,274
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		395,000	418,898
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		345,000	356,213
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		164,000	170,355
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		75,000	78,120
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		255,000	261,375
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		185,000	178,063
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		645,000	773,194

			3,682,752
Gaming and lottery (2.8%)
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		160,000	168,785
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		170,000	180,200
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		615,000	628,776
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		60,000	65,700
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		215,000	224,675
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		745,000	788,769
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		590,000	602,538
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		340,000	350,200
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		545,000	566,800
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26		450,000	477,383
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		780,000	801,450
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		300,000	314,370

			5,169,646
Health care (8.1%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		135,000	118,125
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		435,000	295,800
Bausch Health Americas, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		370,000	420,409
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		395,000	442,894
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	275,000	302,596
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$120,000	125,562
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		320,000	359,200
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		290,000	316,767
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		145,000	156,180
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		835,000	865,269
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		500,000	525,480
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		165,000	170,569
Bausch Health Cos., Inc. 144A sr. notes 5.75%, 8/15/27		115,000	124,295
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		500,000	520,100
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		175,000	178,535
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		160,000	167,400
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		1,295,000	1,286,388
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		377,000	286,049
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		155,000	154,613
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		296,000	235,320
Eagle Holding Co II, LLC 144A unsec. notes 7.75%, 5/15/22(PIK)		90,000	90,788
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)		328,000	200,900
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		470,000	523,353
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		320,000	349,424
HCA, Inc. company guaranty sr. unsec. notes 5.625%, 9/1/28		5,000	5,572
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		210,000	232,838
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25		170,000	174,250
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		490,000	506,538
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		345,000	100,050
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		350,000	371,014
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		90,000	90,450
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		435,000	464,906
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		125,000	130,469
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		575,000	593,423
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		310,000	316,588
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		195,000	200,407
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		590,000	638,115
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		155,000	161,440
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		620,000	640,677
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		840,000	862,050
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		465,000	378,975
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		545,000	469,722
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		220,000	229,075
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		130,000	138,749

			14,921,324
Homebuilding (1.8%)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		145,000	145,725
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		465,000	483,600
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		250,000	276,875
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 4/1/21		70,000	71,488
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		400,000	416,000
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		145,000	153,338
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		630,000	768,600
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 9.375%, 4/1/27		90,000	83,612
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		405,000	431,325
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		535,000	533,449

			3,364,012
Lodging/Tourism (0.7%)
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		535,000	563,489
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		370,000	363,525
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		295,000	308,275

			1,235,289
Media (1.3%)
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		485,000	498,338
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		310,000	327,788
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		470,000	464,125
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		610,000	611,708
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		390,000	398,775
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		110,000	115,500

			2,416,234
Metals (3.4%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		320,000	347,126
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		215,000	219,703
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		80,000	89,700
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		395,000	478,389
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		665,000	701,575
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	260,625
Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (France)		315,000	324,056
Constellium NV 144A sr. unsec. notes 6.625%, 3/1/25 (France)		250,000	260,625
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		360,000	342,900
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		105,000	94,605
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		355,000	359,881
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		180,000	189,675
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		170,000	170,000
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		675,000	707,873
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		365,000	382,794
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		145,000	151,888
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		60,000	60,600
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		265,000	271,970
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		170,000	173,450
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		515,000	441,613
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		166,000	174,923

			6,203,971
Publishing (0.3%)
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		525,000	533,531

			533,531
Regional Bells (0.4%)
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		565,000	258,488
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		420,000	419,958

			678,446
Retail (0.8%)
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		395,000	400,285
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		175,000	183,024
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		450,000	462,938
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		325,000	326,625

			1,372,872
Technology (3.9%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20		1,150,000	—
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		590,000	563,155
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		140,000	144,872
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		95,000	97,731
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		1,105,000	1,242,660
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		365,000	384,710
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		155,000	168,950
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		148,000	136,145
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		355,000	360,769
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		315,000	409,728
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		500,000	501,250
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		255,000	269,344
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		385,000	406,991
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		640,000	667,200
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		765,000	787,950
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		615,000	615,000
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		400,000	411,500

			7,167,955
Telecommunications (4.8%)
Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)		600,000	620,250
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	201,750
Altice France SA 144A sr. bonds 6.25%, 5/15/24 (France)		200,000	206,500
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		255,000	230,775
Digicel Group Two Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		320,000	152,800
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		635,000	684,609
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)		860,000	795,233
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		790,000	825,550
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		185,000	187,313
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		715,000	743,493
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		150,000	151,358
SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		510,000	546,827
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		1,325,000	1,444,515
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		1,050,000	1,153,383
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		845,000	901,700

			8,846,056
Telephone (0.8%)
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		515,000	533,519
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		210,000	225,750
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		525,000	549,413
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		160,000	164,688

			1,473,370
Textiles (0.2%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		325,000	342,063

			342,063
Transportation (0.3%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		465,000	471,975

			471,975
Utilities and power (3.0%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		520,000	539,500
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		180,000	191,250
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		219,000	222,833
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		165,000	168,713
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		685,000	696,988
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		250,000	258,750
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		145,000	147,900
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		445,000	526,941
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		255,000	279,863
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		320,000	346,672
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		155,000	166,625
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		210,000	218,792
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		135,000	138,916
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		325,000	349,473
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		415,000	623
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		225,000	241,313
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		200,000	205,936
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		135,000	138,511
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		80,000	80,531
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		185,000	194,814
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		435,000	455,097

			5,570,041

Total corporate bonds and notes (cost $153,293,464)			$155,551,280

SENIOR LOANS (5.6%)(a)(c)
	Principal amount	Value
Basic materials (—%)
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.256%, 9/6/24	$69,595	$66,202

		66,202
Capital goods (0.6%)
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.59%, 4/3/24	234,401	229,322
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.044%, 5/31/25	188,568	186,729
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.044%, 3/28/25	314,544	301,045
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.044%, 11/15/23	385,000	365,429

		1,082,525
Communication services (0.5%)
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.544%, 8/4/25	365,000	370,627
CenturyLink, Inc. bank term loan FRN Ser. B, 4.794%, 1/31/25	274,302	272,188
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.35%, 8/19/23	287,797	277,964

		920,779
Consumer cyclicals (2.6%)
Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.055%, 7/2/22	123,309	85,905
Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.294%, 2/28/25	181,672	180,491
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.544%, 8/9/26	360,000	360,900
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	298,496	297,377
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 6.032%, 5/1/26	252,298	253,823
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.509%, 5/21/24	397,950	135,303
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.252%, 10/16/23	197,885	135,881
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.53%, 11/6/24	782,729	779,304
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 6.04%, 3/11/22	280,000	272,883
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.794%, 10/1/25	987,538	992,745
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.063%, 2/28/26	270,000	226,800
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.313%, 2/28/25	270,801	245,752
Star Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.054%, 2/8/26	145,000	145,906
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 9.104%, 11/28/22	369,167	364,553
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.104%, 5/30/26	340,000	306,638

		4,784,261
Consumer staples (0.8%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.044%, 7/12/24	228,367	227,296
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.514%, 6/21/24	495,745	482,525
CEC Entertainment, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.544%, 8/30/26	495,000	483,553
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.624%, 9/7/23	254,195	193,029

		1,386,403
Energy (0.6%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 10.38%), 12.419%, 12/31/21	265,000	230,550
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.794%, 12/31/22	190,000	170,169
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.796%, 4/16/21	91,155	90,358
Lower Cadence Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.054%, 5/9/26	264,000	256,410
Traverse Midstream Partners, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.05%, 9/27/24	247,500	217,181

		964,668
Health care (0.2%)
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.604%, 4/21/24	338,892	274,333
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.563%, 6/1/25	130,950	126,449

		400,782
Technology (0.3%)
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.334%, 12/15/24	199,658	189,176
Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 10.503%, 11/1/24	310,000	314,069
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.287%, 11/3/23	92,790	84,902

		588,147

Total senior loans (cost $10,951,353)		$10,193,767

COMMON STOCKS (1.0%)(a)
	Shares	Value
Advanz Pharma Corp. (Canada)(NON)	1,941	$23,273
Ally Financial, Inc.	12,375	410,355
Avaya Holdings Corp.(NON)	14,763	151,025
CHC Group, LLC (acquired 3/23/17, cost $32,379) (Cayman Islands)(RES)(NON)	2,233	223
CIT Group, Inc.	6,345	287,492
Clear Channel Outdoor Holdings, Inc.(NON)	30,411	76,637
GenOn Energy, Inc.	434	91,140
iHeartMedia, Inc. Class A(NON)	12,745	191,175
Live Nation Entertainment, Inc.(NON)	3,790	251,429
MWO Holdings, LLC (Units)(F)	281	9,506
Nine Point Energy(F)	6,715	13,430
T-Mobile US, Inc.(NON)	3,499	275,616
Tervita Corp. (Canada)(NON)	748	4,234
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	36,615	28,194
Tribune Media Co. Class 1C	93,841	51,613

Total common stocks (cost $2,450,044)		$1,865,342

CONVERTIBLE BONDS AND NOTES (0.5%)(a)
	Principal amount	Value
CHC Group, (Units) LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $79,504) (Cayman Islands)(RES)	$114,839	$28,710
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	168,000	153,923
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	280,000	360,448
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20	357,000	416,713

Total convertible bonds and notes (cost $959,109)		$959,794

CONVERTIBLE PREFERRED STOCKS (0.5%)(a)
	Shares	Value
Crown Castle International Corp. Ser. A, 6.875% cv. pfd.	316	$399,440
EPR Properties Ser. C, $1.438 cv. pfd.(R)	13,177	439,569
Nine Point Energy 6.75% cv. pfd.(F)	144	28,800

Total convertible preferred stocks (cost $744,544)		$867,809

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
iHeartMedia, Inc. Class A	5/1/39	$16.75	189	$2,740

Total warrants (cost $4,207)				$2,740

SHORT-TERM INVESTMENTS (5.4%)(a)
	Shares	Value
Putnam Short Term Investment Fund 2.05%(AFF)	9,827,391	$9,827,391

Total short-term investments (cost $9,827,391)		$9,827,391
TOTAL INVESTMENTS

Total investments (cost $178,230,112)		$179,268,123

	FORWARD CURRENCY CONTRACTS at 9/30/19 (aggregate face value $775,058) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	12/18/19	$360,071	$363,107	$3,036
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	10/16/19	142,768	145,060	2,292
	State Street Bank and Trust Co.
		Canadian Dollar	Buy	10/16/19	74,291	74,056	235
		Canadian Dollar	Sell	10/16/19	74,291	74,452	161
	UBS AG
		British Pound	Sell	12/18/19	112,614	111,699	(915)
	WestPac Banking Corp.
		Canadian Dollar	Buy	10/16/19	3,322	3,324	(2)
		Canadian Dollar	Sell	10/16/19	3,322	3,360	38

	Unrealized appreciation						5,762

	Unrealized (depreciation)						(917)

	Total						$4,845
*	The exchange currency for all contracts listed is the United States Dollar.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through September 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $183,136,147.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $28,933, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/19
Short-term investments
	Putnam Short Term Investment Fund*	3,447,187	39,297,826	32,917,622	182,643	9,827,391

	Total Short-term investments	$3,447,187	$39,297,826	$32,917,622	$182,643	$9,827,391
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $276,764 to cover certain derivative contracts, and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $915 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$4,234	$—	$—
Communication services	275,616	—	—
Consumer cyclicals	519,241	51,613	—
Energy	—	223	22,936
Financials	697,847	—	—
Health care	23,273	—	—
Technology	151,025	—	—
Utilities and power	—	119,334	—

Total common stocks	1,671,236	171,170	22,936
Convertible bonds and notes	—	959,794	—
Convertible preferred stocks	—	839,009	28,800
Corporate bonds and notes	—	155,550,545	735
Senior loans	—	10,193,767	—
Warrants	2,740	—	—
Short-term investments	9,827,391	—	—

Totals by level	$11,501,367	$167,714,285	$52,471
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$4,845	$—

Totals by level	$—	$4,845	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$1,600,000
Warrants (number of warrants)	1,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com